Contingencies and Commitments (Tables)	12 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Non-Cancelable Lease Payments

Future minimum non-cancelable lease payments, which include rent and other payments the Company is obligated to make, based on the Company’s contractual obligations as of September 30, 2017 are as follows:

For the year ended September 30,
2018	$75,549
2019	61,280
2020	56,817
2021	48,883
2022	41,769
Thereafter	41,393

$325,691